UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2010
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               07/16/2010
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  66
                                                 --------------------

Form 13F Information Table Value Total:                $124,352
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2550    54500 SH       SOLE                    54500
Alliance Data Systems          COM              018581108      601    10100 SH       SOLE                    10100
Amdocs Ltd                     COM              G02602103     2267    84450 SH       SOLE                    84450
Ameren Corp                    COM              023608102     1108    46600 SH       SOLE                    46600
American Electric Power        COM              025537101     1293    40020 SH       SOLE                    40020
Apache Corp                    COM              037411105      918    10900 SH       SOLE                    10900
Archer - Daniels               COM              039483102     2538    98300 SH       SOLE                    98300
Arkansas Best Corp             COM              040790107      647    31200 SH       SOLE                    31200
Bank of America Corp           COM              060505104      161    11200 SH       SOLE                    11200
Best Buy Co.                   COM              086516101      447    13200 SH       SOLE                    13200
CVS Caremark                   COM              126650100     3495   119200 SH       SOLE                   119200
Cardinal Health                COM              14149y108     2175    64725 SH       SOLE                    64725
Caterpillar Inc.               COM              149123101      481     8000 SH       SOLE                     8000
ChevronTexaco Corp             COM              166764100     3331    49090 SH       SOLE                    49090
Cisco Systems Inc              COM              17275r102     4625   217050 SH       SOLE                   217050
ConAgra                        COM              205887102     1849    79300 SH       SOLE                    79300
Dell Inc.                      COM              24702R101      439    36400 SH       SOLE                    36400
ENSCO Intl                     COM              29358q109     2263    57600 SH       SOLE                    57600
Everest RE Group               COM              g3223r108      389     5500 SH       SOLE                     5500
Family Dollar Stores           COM              307000109      641    17000 SH       SOLE                    17000
FirstEnergy Corp               COM              337932107      933    26470 SH       SOLE                    26470
General Electric               COM              369604103     1017    70555 SH       SOLE                    70555
Gilead Sciences                COM              375558103      556    16220 SH       SOLE                    16220
Goldman Sachs                  COM              38141g104     3400    25900 SH       SOLE                    25900
Halliburton Co                 COM              406216101     2006    81700 SH       SOLE                    81700
Hess Corp                      COM              42809h107      964    19150 SH       SOLE                    19150
Hewlett - Packard              COM              428236103     2715    62735 SH       SOLE                    62735
Int'l Business Mach.           COM              459200101     4396    35600 SH       SOLE                    35600
Intel Corp.                    COM              458140100     1738    89360 SH       SOLE                    89360
J.P. Morgan Chase              COM              46625H100     4100   112000 SH       SOLE                   112000
Johnson & Johnson              COM              478160104     3342    56585 SH       SOLE                    56585
KBR Inc.                       COM              48242w106     2778   136600 SH       SOLE                   136600
L-3 Communications             COM              502424104      808    11400 SH       SOLE                    11400
Lincoln National               COM              534187109      899    37000 SH       SOLE                    37000
Marathon Oil                   COM              565849106     3968   127625 SH       SOLE                   127625
Microsoft                      COM              594918104     3640   158205 SH       SOLE                   158205
Morgan Stanley                 COM              617446448     3670   158100 SH       SOLE                   158100
Oracle Systems                 COM              68389X105      944    44000 SH       SOLE                    44000
Pepco Holdings                 COM              713291102     1341    85550 SH       SOLE                    85550
Pepsico Inc.                   COM              713448108     3328    54605 SH       SOLE                    54605
Procter & Gamble               COM              742718109     2454    40920 SH       SOLE                    40920
Proshares Leh 20yr             COM              74347r297     2831    79800 SH       SOLE                    79800
Research In Motion             COM              760975102     2360    47900 SH       SOLE                    47900
Scana Corp                     COM              80589m102     1146    32060 SH       SOLE                    32060
Schwab                         COM              808513105      284    20000 SH       SOLE                    20000
State Street Corp              COM              857477103     3216    95100 SH       SOLE                    95100
Supervalu                      COM              868536103      395    36400 SH       SOLE                    36400
Texas Instruments              COM              882508104     2608   112045 SH       SOLE                   112045
Tidewater Inc                  COM              886423102      449    11600 SH       SOLE                    11600
Transatlantic Holdings         COM              893521104      201     4200 SH       SOLE                     4200
Transocean Ltd                 COM              040674667     1770    38200 SH       SOLE                    38200
US Natural Gas Fund            COM              912318102      128    16500 SH       SOLE                    16500
Verizon Comm.                  COM              92343v104     4438   158400 SH       SOLE                   158400
Walgreen                       COM              931422109      328    12300 SH       SOLE                    12300
Waste Management               COM              94106L109     2448    78250 SH       SOLE                    78250
Wells Fargo                    COM              949746101     5308   207326 SH       SOLE                   207326
Zimmer Holdings                COM              98956P102     4308    79700 SH       SOLE                    79700
SPY  7/10  $107                PUT                             249      500 SH  PUT  SOLE                      500
Bank of NY 6.875%              PRD              09656g201     1806    70900 SH       SOLE                    70900
FPC Capital I 7.10%            PRD              302552203      680    26900 SH       SOLE                    26900
Harris Pref 7.375%             PRD              414567206     1575    63300 SH       SOLE                    63300
Highwoods Prop 8.0%            PRD              431284306      755    30478 SH       SOLE                    30478
Key IX 6.75%                   PRD              49327Q204     2558   116898 SH       SOLE                   116898
MBNA Corp.  8.10%              PRD              55270b201      324    13025 SH       SOLE                    13025
Repsol 7.45%                   PRD              G7513k103     1751    70100 SH       SOLE                    70100
Ryl Bk Scotland 7.25%          PRD              780097879     1220    71300 SH       SOLE                    71300